UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 13, 2007


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	523,339



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    23568    618585 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    17216    504575 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     57359       484 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     11856      3000 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     23375   1103646 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    31860   1211390 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     21308    244360 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     3311    140000 SH         SOLE          SOLE
CANADIAN NATURAL RESOURCES	COM   136385101	     9469    125000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     35937   1767678 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6176    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     31630   1320110 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     36038    587226 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1213    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       244      5900 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     25193    893361 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       410      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     30170    385652 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     38521     79589 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      2905    140000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     14784    591820 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       709     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       187     50000 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       399     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       484      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     12079    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3643    126069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       258      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     25755    613215 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       755     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    30128    178665 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101     10046    281000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    16353    337653 SH	       SOLE	     SOLE
                                                   523339